Preferred Shares (Details) - Schedule of preferred shares issued and outstanding - shares	9 Months Ended
	Sep. 30, 2021	Jan. 01, 2018
Preferred Units [Line Items]
Number of Shares	69,318,224	69,318,224
Series C1 Preferred [Member]
Preferred Units [Line Items]
Number of Shares	26,757,258
Shareholders	Ashmore Global Special Situations Fund 4 Limited Partnership and Ashmore Global Special Situations Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series C2 Preferred [Member]
Preferred Units [Line Items]
Number of Shares	20,249,450
Shareholders	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series D1 Preferred [Member]
Preferred Units [Line Items]
Number of Shares	22,311,516
Shareholders	Evergreen Ever Limited (“EEL”)